Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
10.	Equity

Share capital

On March 13, 2024, the incorporation date, the shareholder subscribed to 1 ordinary share of the Company at US$1 per share.

In 2025, the Company filed an amended and restated Memorandum of Association amending its authorized share capital to US$50,000 divided into 500,000,000 ordinary shares of par value US$0.0001 each, effectively splitting its initial capital to 10,000 ordinary shares.

The excess of the deemed costs of the shares issued by HBNB in exchange for the fair value of JVSPAC’s identifiable net assets at the date of the Business Combination resulted in a US$13.76 million loss from business combination. The fair value of shares issued was based on a market price of US$3.64 per share as of June 30, 2025, the closing date of the business combination.

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per ordinary share at meetings of the Group. All shares rank equally with regard to the Group’s residual assets.

As of December 31, 2025, the Company has 234,032,386 ordinary shares outstanding.

Key Executive Shares

On June 30, 2025, HBNB entered into restricted share subscription agreements with certain key executives and/or employees of HBNB and/or its affiliates with respect to an aggregate of 34,170,000 Key Executive Shares.

On June 30, 2025, HBNB entered into share subscription agreements with certain consultants and/or employees of HBNB and/or its affiliates with respect to an aggregate of 330,000 Key Executive Shares (“Subscribed KES”). On July 2, 2025, HBNB entered into an amendment to each Share Subscription Agreement with each Share Subscriber pursuant to which all but 100 of each Share Subscriber’s Subscribed KES are subject to a lock-up period.

On June 30, 2025, HBNB entered into restricted share subscription agreements with certain key executives and/or employees of HBNB and/or its affiliates (the “Restricted KES Subscribers”) with respect to an aggregate of 34,170,000 Key Executive Shares (“Restricted KES”). On June 30, 2025, HBNB issued the Restricted KES to the relevant Restricted KES Subscribers at US$0.0642 per share, amounting to US$2,193,714 received by HBNB as proceeds from the issuance.

The Restricted KES will vest according to the following schedule (the “Vesting Schedule”) from June 30, 2025:

Number of Months from June 30, 2025	% of Restricted KES
18 Months	5.00%
30 Months	10.00%
42 Months	15.00%
54 Months	20.00%
66 Months	50.00%

On June 30, 2025, HBNB entered into share subscription agreements (each, a “Share Subscription Agreement”) with certain consultants and/or employees of HBNB and/or its affiliates (the “KES Subscribers” and together with the Restricted KES Subscribers, the “Key Executives”) with respect to an aggregate of 330,000 Key Executive Shares (“Subscribed KES”). On June 30, 2025, HBNB issued the Subscribed KES to the relevant KES Subscribers at US$0.0642 per share amounting to US$21,186 received by HBNB as proceeds from the issuance. On July 2, 2025, HBNB entered into an amendment to each Share Subscription Agreement with each Share Subscriber pursuant to which all but 100 of each Share Subscriber’s Subscribed KES (the “Locked-up KES”) are subject to the following lock-up period schedule (each, a “Lock-up Period” and such Locked-up KES subject to a Lock-up Period, “Lock-up Shares”):

Lock-up period	% of Lock-up Shares
July 2, 2025 to 18 Months after June 30, 2025	100.00% of Locked-up KES
July 2, 2025 to 30 Months after June 30, 2025	95.00% of Locked-up KES
July 2, 2025 to 42 Months after June 30, 2025	85.00% of Locked-up KES
July 2, 2025 to 54 Months after June 30, 2025	70.00% of Locked-up KES
July 2, 2025 to 66 Months after June 30, 2025	50.00% of Locked-up KES

The fair value of Key Executive Shares was based on the closing trading price of HBNB’s shares at the grant date, and compensation expenses will be recorded in the consolidated statements of operations over the vesting period of the Key Executive Shares. The grant date for the Key Executive shares is June 30, 2025 and the grant date fair value of the share is US$3.64 per underlying share based on closing price of HBNB share as of closing date.

In addition to the issued Key Executive Shares of the Company, if the Company reports a consolidated revenue for fiscal year 2025, as set forth in its annual audited consolidated financial statements of at least US$113.25 million, then HBNB, at its option, may issue in the aggregate up to an additional 500,000 ordinary shares as a bonus to the directors, executives, managers, advisors and employees of HBNB, its subsidiaries and/or parent companies, as determined at the relevant time (“Earnout Shares”). For the year ended December 31, 2025, the consolidated revenue of HBNB is below US$113.25 million and no additional shares have been issued.

In 2025, the Company cancelled 120,000 Restricted KES due to the resignation of Restricted KES Subscribers prior to the vesting of shares. As of December 31, 2025, there are 34,380,000 KES outstanding recorded in Share capital and Additional paid-in capital in the consolidated statements of financial position. Stock compensation expense amounted to US$15.55 million, and nil during 2025 and 2024, respectively, in the consolidated statements of comprehensive loss.

Equity Incentive Plans

On October 24, 2025, the Board of HBNB approved the 2025 Equity Incentive Plan (“2025 Incentive Plan”) of the Company to provide grants to acquire ordinary shares of the Company up to a maximum of 23,403,239 Ordinary Shares, which number may be adjusted pursuant to the Incentive Plan. As of December 31, 2025, no shares have been issued in relation to the Incentive Plan.

Capital management

The Group manages its capital to ensure that the Group is able to continue as a going concern and maintains an optimal capital structure so as to maximize shareholder value.

The capital structure of the Group comprises all components of equity as shown in the statement of financial position.

The Board of Directors regularly reviews the Group’s capital structure on a periodic basis and balances its overall capital structure through new share issuance and borrowings.

No significant changes were made in the objectives, policies or processes relating to the management of the Group’s capital structure during the period. The Group is not subject to externally imposed capital requirements.